Loans and asset quality	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Loans and asset quality	Loans and asset quality
Loans

The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2025	2024
Commercial	$1,748	$1,420
Commercial real estate	6,710	6,782
Financial institutions	13,309	13,167
Wealth management loans	9,520	8,698
Wealth management mortgages	8,586	8,950
Other residential mortgages	1,820	1,068
Capital call financing	5,336	5,163
Other (a)	4,533	3,666
Overdrafts	2,800	3,519
Margin loans	26,253	19,137
Total loans (b)	$80,615	$71,570
(a)    Beginning in 2025, lease financings are included in Other. Prior period has been conformed to current presentation.
(b)    Net of unearned income of $86 million at Dec. 31, 2025 and $230 million at Dec. 31, 2024, primarily related to other loans.

We disclose information related to our loans and asset quality by the class of financing receivable in the following tables.
Allowance for credit losses

Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

Allowance for credit losses activity for the year ended Dec. 31, 2025 (a)				Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$20	$315	$19	$1	$6	$2	$3	$366
Charge-offs	—	(25)	—	—	—	—	—	(25)
Recoveries	—	6	—	—	—	3	—	9
Net recoveries (charge-offs)	—	(19)	—	—	—	3	—	(16)
Provision (b)	(10)	(34)	6	4	1	(3)	5	(31)
Ending balance	$10	$262	$25	$5	$7	$2	$8	$319
Allowance for:
Loan losses	$2	$214	$11	$4	$6	$2	$6	$245
Lending-related commitments	8	48	14	1	1	—	2	74
Individually evaluated for impairment:
Loan balance (c)	$—	$148	$—	$—	$8	$1	$—	$157
Allowance for loan losses	—	30	—	—	—	—	—	30
(a)    There was no activity in the other loan portfolios.
(b)    Does not include provision for credit losses benefit related to other financial instruments of $1 million for the year ended Dec. 31, 2025.
(c)    Includes collateral dependent loans of $157 million with $158 million of collateral value.

Allowance for credit losses activity for the year ended Dec. 31, 2024				Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$27	$325	$19	$1	$9	$4	$4	$1	$390
Charge-offs	—	(82)	—	—	(1)	(1)	—	—	(84)
Recoveries	—	—	—	—	—	1	—	—	1
Net (charge-offs)	—	(82)	—	—	(1)	—	—	—	(83)
Provision (a)	(7)	72	—	—	(2)	(2)	(1)	(1)	59
Ending balance	$20	$315	$19	$1	$6	$2	$3	$—	$366
Allowance for:
Loan losses	$7	$265	$11	$1	$6	$2	$2	$—	$294
Lending-related commitments	13	50	8	—	—	—	1	—	72
Individually evaluated for impairment:
Loan balance (b)	$—	$237	$—	$—	$9	$1	$—	$—	$247
Allowance for loan losses	—	49	—	—	—	—	—	—	49
(a)    Does not include provision for credit losses related to other financial instruments of $11 million for the year ended Dec. 31, 2024.
(b)    Includes collateral dependent loans of $247 million with $258 million of collateral value.

Allowance for credit losses activity for the year ended Dec. 31, 2023				Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$18	$184	$24	$1	$12	$8	$6	$1	$254
Charge-offs	—	—	—	—	—	(3)	—	—	(3)
Recoveries	1	—	—	—	—	2	—	5	8
Net recoveries (charge-offs)	1	—	—	—	—	(1)	—	5	5
Provision (a)	8	141	(5)	—	(3)	(3)	(2)	(5)	131
Ending balance	$27	$325	$19	$1	$9	$4	$4	$1	$390
Allowance for:
Loan losses	$12	$266	$9	$1	$8	$4	$2	$1	$303
Lending-related commitments	15	59	10	—	1	—	2	—	87
Individually evaluated for impairment:
Loan balance (b)	$—	$290	$—	$—	$12	$1	$—	$—	$303
Allowance for loan losses	—	76	—	—	—	—	—	—	76
(a)    Does not include provision for credit losses benefit related to other financial instruments of $12 million for the year ended Dec. 31, 2023.
(b)    Includes collateral dependent loans of $303 million with $348 million of collateral at fair value.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2025			Dec. 31, 2024
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Commercial real estate	$106	$—	$106	$104	$39	$143
Other residential mortgages	16	1	17	18	1	19
Wealth management mortgages	9	8	17	6	9	15
Total nonperforming loans	131	9	140	128	49	177
Other assets owned	—	3	3	—	2	2
Total nonperforming assets	$131	$12	$143	$128	$51	$179
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2025				Dec. 31, 2024
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management loans	$63	$8	$—	$71	$47	$—	$—	$47
Wealth management mortgages	49	2	—	51	34	2	—	36
Other residential mortgages	23	4	—	27	7	1	—	8
Commercial real estate	7	3	—	10	15	—	—	15
Total past due loans	$142	$17	$—	$159	$103	$3	$—	$106
Loan modifications

Modified loans are evaluated to determine whether a modification or restructuring with a borrower experiencing financial difficulty results in principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay, or a term extension. The modification could result in a new loan or a continuation of the existing loan.

In 2025, we modified two commercial real estate loans, with an aggregate recorded investment of $165 million, by extending the maturity dates. Also in 2025, we modified two residential mortgage loans, with an aggregate recorded investment of less than $1 million, by providing payment modifications.

At Dec. 31, 2025, none of the loans that were modified in the previous 12 months are past due by more than 90 days.

In 2024, we modified five commercial real estate exposures, with an aggregate recorded investment of
$212 million and an unfunded lending commitment of $20 million, by extending the maturity dates, and, in certain instances, changing the interest rate or providing other payment modifications. Commercial real estate loans of $118 million were repaid prior to Dec. 31, 2024, and unfunded lending commitments of $16 million were canceled prior to Dec. 31, 2024. Also in 2024, we modified four residential mortgage loans, with an aggregate recorded investment of $1 million, by providing payment modifications.

In 2023, we modified two commercial real estate exposures, with an aggregate recorded investment of $71 million and an unfunded lending commitment of $15 million, by extending the maturity dates. One of the commercial real estate loans matured in 2023 after the modification. Also in 2023, we modified six other residential mortgage loans, with an aggregate recorded investment of $2 million, by providing payment modifications, extending maturity dates, reducing the interest rate, or a combination of these modifications.
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.

The tables below provide information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2025
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2025	2024	2023	2022	2021	Prior to 2021			Total (a)
Commercial:
Investment grade	$55	$55	$45	$16	$49	$104	$1,357	$—	$1,681
Non-investment grade	—	11	—	—	—	—	56	—	67
Total commercial	55	66	45	16	49	104	1,413	—	1,748	$1
Commercial real estate: (b)
Investment grade	989	412	499	617	343	1,280	156	—	4,296
Non-investment grade	262	287	166	707	219	720	53	—	2,414
Total commercial real estate	1,251	699	665	1,324	562	2,000	209	—	6,710	25
Financial institutions:
Investment grade	686	373	75	10	24	—	10,552	—	11,720
Non-investment grade	119	—	—	—	—	—	1,470	—	1,589
Total financial institutions	805	373	75	10	24	—	12,022	—	13,309	112
Wealth management loans:
Investment grade	14	—	28	27	52	93	9,003	175	9,392
Non-investment grade	—	—	—	—	—	—	128	—	128
Total wealth management loans	14	—	28	27	52	93	9,131	175	9,520	49
Wealth management mortgages (b)	633	270	647	1,486	1,724	3,812	14	—	8,586	24
Other residential mortgages (b)	416	324	242	492	171	175	—	—	1,820	6
Capital call financing	230	130	—	—	—	—	4,976	—	5,336	24
Other loans	—	—	—	—	7	85	4,441	—	4,533	8
Margin loans	12,457	—	—	—	—	—	13,796	—	26,253	37
Total loans	$15,861	$1,862	$1,702	$3,355	$2,589	$6,269	$46,002	$175	$77,815	$286
(a)    Excludes overdrafts of $2,800 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs related to commercial real estate loans were $25 million, wealth management mortgage loans were $1 million and other residential mortgage loans were less than $1 million in 2025.

Credit profile of the loan portfolio							Dec. 31, 2024
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2024	2023	2022	2021	2020	Prior to 2020			Total (a)
Commercial:
Investment grade	$41	$69	$20	$55	$—	$116	$1,010	$—	$1,311
Non-investment grade	14	29	—	17	—	—	49	—	109
Total commercial	55	98	20	72	—	116	1,059	—	1,420	$2
Commercial real estate: (b)
Investment grade	396	567	762	392	460	1,384	126	—	4,087
Non-investment grade	335	315	751	351	214	617	94	18	2,695
Total commercial real estate	731	882	1,513	743	674	2,001	220	18	6,782	28
Financial institutions:
Investment grade	491	370	20	26	42	—	10,363	—	11,312
Non-investment grade	131	—	10	—	—	—	1,714	—	1,855
Total financial institutions	622	370	30	26	42	—	12,077	—	13,167	157
Wealth management loans:
Investment grade	3	29	33	110	33	109	8,261	100	8,678
Non-investment grade	—	—	—	—	—	—	20	—	20
Total wealth management loans	3	29	33	110	33	109	8,281	100	8,698	50
Wealth management mortgages (b)	495	798	1,585	1,812	818	3,423	19	—	8,950	23
Other residential mortgages (b)	15	148	529	184	5	187	—	—	1,068	4
Capital call financing	91	—	—	—	—	—	5,072	—	5,163	28
Other loans	—	—	—	10	31	562	3,063	—	3,666	6
Margin loans	7,732	—	—	—	—	—	11,405	—	19,137	38
Total loans	$9,744	$2,325	$3,710	$2,957	$1,603	$6,398	$41,196	$118	$68,051	$336
(a)    Excludes overdrafts of $3,519 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs related to commercial real estate loans were $82 million, other residential mortgage loans were $1 million and wealth management mortgage loans were less than $1 million in 2024.

Commercial loans

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Commercial real estate

Our income-producing commercial real estate facilities are focused on experienced owners and are structured with moderate leverage based on existing cash flows. Our commercial real estate lending activities also include construction and renovation facilities.

Financial institutions

Financial institution exposures are high-quality, with 96% of the exposures meeting the investment grade equivalent criteria of our internal credit rating classification at Dec. 31, 2025. In addition, 64% of the financial institutions exposure is secured. For example, securities industry clients and asset managers often borrow against marketable securities held in custody. The exposure to financial institutions is generally short-term, with 79% expiring within one year.

Wealth management loans

Wealth management loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management loan portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portion of wealth management loan portfolio to be investment grade.

Wealth management mortgages

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 61% at origination. Delinquency rate is a key indicator of credit quality in the wealth management portfolio. At Dec. 31, 2025, less than 1% of the mortgages were past due.

At Dec. 31, 2025, the wealth management mortgage portfolio consisted of the following geographic concentrations: California – 20%; New York – 14%; Florida – 11%; Massachusetts – 8%; and other – 47%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $1.8 billion at Dec. 31, 2025 and $1.1 billion at Dec. 31, 2024. These loans are not typically correlated to external ratings.

Capital call financing

Capital call financing includes loans to private equity funds that are secured by the fund investors’ capital commitments and the funds’ right to call capital.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $26.3 billion of secured margin loans at Dec. 31, 2025, compared with $19.1 billion at Dec. 31, 2024. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $2.8 billion at Dec. 31, 2025 and $3.5 billion at Dec. 31, 2024. Overdrafts occur on a daily basis and are generally repaid within two business days.

Reverse repurchase agreements
Reverse repurchase agreements at Dec. 31, 2025 and Dec. 31, 2024 were fully secured with high-quality collateral. As a result, there was no allowance for credit losses related to these assets at Dec. 31, 2025 and Dec. 31, 2024.